 Exhibit 1

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

Natixis Commercial Mortgage Securities LLC 1251 Avenue of the Americas – 5th Floor New York, NY 10020

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below, which were agreed to by Natixis Commercial Mortgage Securities LLC (the “Company”) and Natixis Securities Americas LLC, Natixis Real Estate Capital LLC and Cantor Fitzgerald & Co. (together with the Company, the “Specified Parties”), relating to the proposed offering of certain classes of Natixis Commercial Mortgage Securities Trust 2019-1776, Commercial Mortgage Pass-Through Certificates, Series 2019-1776.

The information provided to us, including the information set forth in the Data File, is the responsibility of the Company. The sufficiency of these procedures is solely the responsibility of the Specified Parties of this report. Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association's Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On October 8, 2019, representatives of the Company provided us with a computer generated mortgage loan data file and related record layout (the “Data File”) containing one mortgage loan contributed by Natixis Real Estate Capital LLC (the “Mortgage Loan Seller”) secured by one mortgaged property (the “Mortgage Asset”).

From October 1, 2019 through October 8, 2019, representatives of the Mortgage Loan Seller provided us with certain Source Documents (as defined in the attached Appendix A) related to the Mortgage Asset.

At your request, for the Mortgage Asset set forth on the Data File, we compared certain characteristics (the “Characteristics” as indicated on Appendix A), except for those Characteristics identified on Appendix A as “None - Mortgage Loan Seller Provided,” “Identification purposes only – not applicable” or “Not applicable,” to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement.

******

We make no representations as to (i) the actual characteristics or existence of the underlying documents or data comprising the Mortgage Asset underlying the Data File or the conformity of their respective characteristics with those assumed for purposes of the procedures described herein, (ii) whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the corresponding Mortgage Asset, (iii) the existence or ownership of the Mortgage Asset or (iv) the reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events and circumstances that occur subsequent to the date of this report.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion or conclusion, respectively, on the accompanying information. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the use and information of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

October 8, 2019

Appendix A

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we will rely upon the following source documents as provided to us by the Mortgage Loan Seller, with respect to the Mortgage Asset (the “Source Documents”):

Loan agreements, promissory notes, consolidated, amended and restated promissory notes, indentures, note purchase agreements, pari passu loan agreements, pari passu promissory notes, mortgage, recycled SPE certificate, deed of trusts or reserve agreements (collectively, the “Loan Agreement”);

The guaranty agreements or environmental indemnity agreement (collectively, the “Guaranty”);

Cash management agreement, lockbox agreements, deposit account control agreement and/or the restricted account agreement (collectively, the “Cash Management Agreement”);

The closing statements or servicing system screenshot (collectively, the “Closing Statement”);

Non-consolidation opinion letter (the “Non-Consolidation Opinion”);

The real estate property appraisal report (the “Appraisal Report”);

Property condition report (the “Engineering Report”);

Borrower rent rolls, underwritten rent rolls, tenant leases lease abstracts, lease summaries or lease estoppels (collectively, the “Rent Roll”);

The pro-forma title policy (the “Title Policy”);

The phase I environmental report (the “Phase I Report”);

The underwritten financial summary (the “Underwritten Financial Summary Report”);

TreppAnalyticsTM website – www.trepp.com or BloombergTM screenshot (“Trepp/BBG Screenshot”);

Servicer fee schedule and provided electronic file (collectively, the “Servicer Fee Schedule”);

Property Hazard and Liability Insurance Certificate, Environmental Insurance Policy (collectively, the “Insurance Certificate”); and

Property management agreement (the, “Property Management Agreement”).

	Characteristic	Source Document
1	Property Name	Identification purposes only – not applicable
2	No. of Props	Identification purposes only – not applicable
3	Originator	Loan Agreement
4	Property Address	Appraisal Report
5	City	Appraisal Report
6	State	Appraisal Report
7	Zip Code	Appraisal Report
8	County	Appraisal Report
9	Property Type	Appraisal Report
10	Property Subtype	Appraisal Report
11	Total SF/Units	Rent Roll
12	Unit of Measure	Rent Roll
13	Year Built	Appraisal Report
14	Year Renovated	Appraisal Report
15	Environmental Report Type	Phase I Report
16	Environmental Report Date	Phase I Report
17	Phase II Recommended	Phase I Report
18	Phase II Performed	None - Mortgage Loan Seller Provided
19	Engineering Report Date	Engineering Report
20	Seismic Report Date	Not applicable
21	Seismic Zone	Engineering Report
22	PML (%)	Not applicable
23	Environmental Insurance	Insurance Certificate
24	Earthquake Insurance	Insurance Certificate
25	Terrorism Insurance	Insurance Certificate
26	Blanket Insurance Policy (Y/N)	Insurance Certificate
27	Loan Purpose	Closing Statement
28	Appraised Value	Appraisal Report
29	Appraisal Value Type (As Is / As Stabilized / As Complete)	Appraisal Report
30	Appraised CapRate (%)	Appraisal Report
31	Appraisal Date	Appraisal Report
32	As-is Appraised Value	Appraisal Report
33	As-is Date of Valuation	Appraisal Report
34	As-Stabilized Appraised Value	Appraisal Report
35	As-Stabilized Appraised Value Date	Appraisal Report
36	Appraiser Designation	Appraisal Report
37	Appraisal FIRREA (Y/N)	Appraisal Report
38	Pari Passu Split (Y/N)	Loan Agreement
39	Pari Passu Note Control (Y/N)	Not applicable
40	Original Balance Pari Passu (Trust)	Not applicable
41	Original Balance Pari Passu (Non-Trust Future Funding)	Not applicable
42	Aggregate Original Balance Pari Passu (Trust+Non-Trust Future Funding)	Not applicable

Characteristic	Source Document
43	Aggregate Cut-off Date Balance Pari Passu (Trust+Non-Trust Future Funding)	Not applicable
44	Aggregate Maturity Date Balance Pari Passu (Trust+Non-Trust Future Funding)	Not applicable
45	Addit Debt Permitted (Y/N)	Loan Agreement
46	Type of Addit Debt Permitted	Not applicable
47	Addit Debt Exist (Y/N)	Loan Agreement
48	Addit Debt Type	Not applicable
49	Addit Debt Original Balance	Not applicable
50	Addit Debt Cut-off Balance	Not applicable
51	Addit Debt Maturity Balance	Not applicable
52	Addit Debt Interest Rate	Not applicable
53	Addit Debt Annual Debt Service	Not applicable
54	Total Original Debt Balance (Pari + B-note + Mezz)	Not applicable
55	Total Cut-off Date Debt Balance (Pari + B-note + Mezz)	Not applicable
56	Total Debt Maturity Balance (Pari + B-note + Mezz)	Not applicable
57	Total Debt (Mortgage + B-Note + Mezz) Annual Debt Service	Not applicable
58	Original Balance	Loan Agreement
59	Funded Loan per Unit	Calculation
60	Cutoff Balance	Calculation
61	Cutoff Balance per Unit	Calculation
62	Maturity Balance	Calculation
63	Maturity Balance per Unit	Calculation
64	Interest Rate (%)	Loan Agreement
65	Amortization Type	Loan Agreement
66	Accrual Type	Loan Agreement
67	Annual Debt Service	Calculation
68	Monthly Debt Service	Calculation
69	I/O Period	Calculation
70	Term	Calculation
71	Rem. Term	Calculation
72	Amort. Term	Calculation
73	Rem. Amort.	Calculation
74	Seasoning	Calculation
75	CutOff Date	None - Mortgage Loan Seller Provided
76	Payment Date	Loan Agreement
77	Grace Period (Late Payment)	Loan Agreement
78	Grace Period (Default)	Loan Agreement
79	Note Date	Loan Agreement
80	First Payment Date	Loan Agreement
81	ARD (Y/N)	Loan Agreement
82	Maturity/ARD Date	Loan Agreement
83	Final Mat Date	Loan Agreement

Characteristic	Source Document
84	ARD Step Up (%)	Not applicable
85	Post-ARD Hyper Am? (Yes/No)	Not applicable
86	Partial IO Last IO Payment	Not applicable
87	Partial IO Loan First P&I Payment	Not applicable
88	Call Protection Description	Loan Agreement
89	Lockout End Date	Not applicable
90	Defeasance Allowed	Loan Agreement
91	Defeasance Summary	Not applicable
92	Prepayment / Defeasance Begin Date	Not applicable
93	Prepayment / Defeasance End Date	Not applicable
94	Yield Maint. Allowed	Loan Agreement
95	Yield Maint. Provision	Loan Agreement
96	Yield Maintenance Index	Loan Agreement
97	Yield Maintenance Discount	Loan Agreement
98	Yield Maintenance Margin	Loan Agreement
99	Yield Maintenance Calculation Method	Loan Agreement
100	Original Lockout	Calculation
101	Lockout Remaining	Calculation
102	Defeasance Option Start Date	Not applicable
103	Remaining Defeasance Payments	Not applicable
104	Yield Maint. End Date	Loan Agreement
105	Remaining Yield Maintenance Payments	Calculation
106	Open Payments	Loan Agreement
107	Original String	Loan Agreement
108	Open Period Begin Date	Loan Agreement
109	Partial Release Permitted (Y/N)	Loan Agreement
110	Partial Release Provisions	Not applicable
111	Current Occupancy	Rent Roll
112	Current Occupancy Date	Rent Roll
113	Most Recent Occupancy	Rent Roll
114	Most Recent Occupancy Date	Rent Roll
115	Second Most Recent Occupancy	Rent Roll
116	Second Most Recent Occupancy Date	Rent Roll
117	Third Most Recent Occupancy	Rent Roll
118	Third Most Recent Occupancy Date	Rent Roll
119	2016 Revenues	Underwritten Financial Summary Report
120	2016 Total Expenses	Underwritten Financial Summary Report
121	2016 NOI	Underwritten Financial Summary Report
122	2017 Revenues	Underwritten Financial Summary Report
123	2017 Total Expenses	Underwritten Financial Summary Report
124	2017 NOI	Underwritten Financial Summary Report
125	2018 Revenues	Underwritten Financial Summary Report
126	2018 Total Expenses	Underwritten Financial Summary Report
127	2018 NOI	Underwritten Financial Summary Report
128	Most Recent Revenues	Underwritten Financial Summary Report
129	Most Recent Expenses	Underwritten Financial Summary Report

Characteristic	Source Document
130	Most Recent NOI	Underwritten Financial Summary Report
131	Most Recent Net Cash Flow Amount	Underwritten Financial Summary Report
132	As of	Underwritten Financial Summary Report
133	Most Recent Financials Start Date	Underwritten Financial Summary Report
134	As-Is UW Revenues	Underwritten Financial Summary Report
135	As-Is UW Total Expenses	Underwritten Financial Summary Report
136	As-Is UW NOI	Underwritten Financial Summary Report
137	As-Is UW Capital Items	Underwritten Financial Summary Report
138	As-Is UW NCF	Underwritten Financial Summary Report
139	U/W Economic Occupancy	Underwritten Financial Summary Report
140	Cut-off Date LTV (%)	Calculation
141	Maturity Date LTV (%)	Calculation
142	As-Stabilized LTV (%)	Not applicable
143	Cut-off Date As-Is UW NOI DSCR	Calculation
144	Cut-off Date As-Is UW NCF DSCR	Calculation
145	Cut-off Date As-Is UW NOI Debt Yield	Calculation
146	Cut-off Date As-Is UW NCF Debt Yield	Calculation
147	Total Debt Current UW NOI DSCR	Not applicable
148	Total Debt Current UW NCF DSCR	Not applicable
149	Total Debt UW NOI DY	Not applicable
150	Total Debt UW NCF DY	Not applicable
151	Total Debt As-Is LTV	Not applicable
152	Total Debt As-Stabilized LTV	Not applicable
153	Total Debt MAT_LTV	Not applicable
154	Total Debt Per Unit	Not applicable
155	Single Tenant	Rent Roll
156	Largest Tenant	Rent Roll
157	Unit Size	Rent Roll
158	Lease Expiration	Rent Roll
159	2nd Largest Tenant	Rent Roll
160	2nd Largest Tenant Unit Size	Rent Roll
161	2nd Largest Tenant Lease Expiration	Rent Roll
162	3rd Largest Tenant	Rent Roll
163	3rd Largest Tenant Unit Size	Rent Roll
164	3rd Largest Tenant Lease Expiration	Rent Roll
165	4th Largest Tenant	Not applicable
166	4th Largest Tenant Unit Size	Not applicable
167	4th Largest Tenant Lease Expiration	Not applicable
168	5th Largest Tenant	Not applicable
169	5th Largest Tenant Unit Size	Not applicable
170	5th Largest Tenant Lease Expiration	Not applicable
171	Master Lease (Y/N)	None - Mortgage Loan Seller Provided
172	Master Lease Details	Not applicable
173	Title Type	Title Policy
174	Ground Lease Expiration	Not applicable
175	Ground Lease Extension Options	Not applicable

Characteristic	Source Document
176	Ground Lease Fully Extended Expiration	Not applicable
177	Annual Ground Lease Payment	Not applicable
178	Ground Lease Escalation Terms	Not applicable
179	Due on Sale	Loan Agreement
180	Due on Encumbrance	Loan Agreement
181	Crossed Loan	Loan Agreement
182	Related Borrower	Not applicable
183	Borrower Name	Loan Agreement
184	Single Purpose Entity (Yes/No)	Loan Agreement
185	Recycled SPE (Yes/No)	Loan Agreement
186	SPE State	Loan Agreement
187	Non Consolidation Opinion (Yes/No)	Non-Consolidation Opinion
188	Number of Independent Directors	Loan Agreement
189	TIC Borrower? (Yes/No)	Loan Agreement
190	Delaware LLC or LP? (Yes/No)	Loan Agreement
191	Delaware Statutory Trust? (Yes/No)	Loan Agreement
192	Tenant-in-Common	Loan Agreement
193	Sponsor	Loan Agreement
194	Carve-out Guarantor	Guaranty
195	Warm Body Guarantor (Yes/No)	Guaranty
196	Property Manager	Property Management Agreement
197	Hotel Franchise Flag	Not applicable
198	Franchise Agreement Expiration	Not applicable
199	Lockbox (Y/N)	Cash Management Agreement
200	Lockbox In-place	Cash Management Agreement
201	Lockbox Type	Cash Management Agreement
202	Cash Management	Cash Management Agreement
203	Lockbox Trigger	Cash Management Agreement
204	Upfront CapEx Reserve	Closing Statement
205	Monthly Capex Reserve	Closing Statement
206	Capex Escrow Cash or LOC	Loan Agreement
207	CapEx Reserve Cap	Not applicable
208	Upfront Eng. Reserve	Not applicable
209	Upfront Envir. Reserve	Not applicable
210	Monthly Envir. Reserve	Not applicable
211	Envir. Escrow Cash or LOC	Not applicable
212	Envir. Reserve Cap	Not applicable
213	Upfront TI/LC Reserve	Not applicable
214	Monthly TI/LC Reserve	Not applicable
215	TI/LC Reserve Cash or LOC	Not applicable
216	TI/LC Reserve Cap	Not applicable
217	Upfront Rollover Reserve	Not applicable
218	Monthly Rollover Reserve	Not applicable
219	Rollover Reserve Cash or LOC	Not applicable
220	Rollover Reserve Cap	Not applicable
221	Upfront RE Tax Reserve	Closing Statement

Characteristic	Source Document
222	Monthly RE Tax Reserve	Closing Statement
223	RE Tax Escrow Cash or LOC	Loan Agreement
224	RE Tax Reserve Cap	Not applicable
225	Upfront Ins. Reserve	Closing Statement
226	Monthly Ins. Reserve	Closing Statement
227	Insurance Escrow Cash or LOC	Loan Agreement
228	Insur. Reserve Cap	Not applicable
229	Upfront Debt Service Reserve	Not applicable
230	Monthly Debt Service Reserve	Not applicable
231	Debt Service Reserve Cash or LOC	Not applicable
232	Debt Service Reserve Cap	Not applicable
233	Upfront Other Reserve	Not applicable
234	Upfront Other Description	Not applicable
235	Monthly Other Reserve	Loan Agreement
236	Other Monthly Description	Loan Agreement
237	Other Reserve Cash or LOC	Not applicable
238	Other Reserve Cap	Not applicable
239	Hold Back	Loan Agreement
240	Letter of Credit	Not applicable
241	Description of LOC	Not applicable
242	Counterparty of LOCs	Not applicable
243	Mortgage Assumable?	Loan Agreement
244	Assumption Fee	Loan Agreement
245	Condominium Present?	Loan Agreement
246	Previous Securitization	Trepp/BBG Screenshot
247	Master Servicing Fee Rate	Servicer Fee Schedule
248	Primary Servicing Fee Rate	Servicer Fee Schedule
249	Trustee & Paying Agent Fee	Servicer Fee Schedule
250	Operating Advisor Fee	Not applicable
251	CREFC Fee	Servicer Fee Schedule
252	Servicer Fee	Calculation
253	Admin. Fee	Calculation
254	Net Mortgage Interest Rate	Calculation

Calculation Procedures

With respect to Characteristic 59, we recomputed the Funded Loan per Unit as the quotient of the (i) Original Balance and (ii) Total SF/Units.

With respect to Characteristic 60, we set the Cutoff Balance equal to the Original Balance.

With respect to Characteristic 61, we recomputed the Cutoff Balance per Unit as the quotient of the (i) Cutoff Balance and (ii) Total SF/Units.

With respect to Characteristic 62, we set the Maturity Balance equal to the Original Balance.

With respect to Characteristic 63, we recomputed the Maturity Balance per Unit as the quotient of the (i) Maturity Balance and (ii) Total SF/Units.

With respect to Characteristic 67, we recomputed the Annual Debt Service as the product of (i) the Monthly Debt Service and (ii) 12.

With respect to Characteristic 68, we recomputed the Monthly Debt Service as one twelfth of the product of the (a) Original Balance, (b) Interest Rate (%) and (c) a fraction equal to 365/360.

With respect to Characteristic 69, we recomputed the I/O Period by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Maturity/ARD Date.

With respect to Characteristic 70, we recomputed the Term by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Maturity/ARD Date.

With respect to Characteristic 71, we recomputed the Rem. Term by subtracting the Seasoning from the Term.

With respect to Characteristic 72, we set the Amort. Term equal to zero.

With respect to Characteristic 73, we set the Rem. Amort. equal to zero.

With respect to Characteristic 74, we recomputed the Seasoning by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the CutOff Date.

With respect to Characteristic 100, we set the Original Lockout equal to zero.

With respect to Characteristic 101, we set the Lockout Remaining equal to zero.

With respect to Characteristic 105, we recomputed the Remaining Yield Maintenance Payments by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Yield Maint. End Date.

With respect to Characteristic 140, we recomputed the Cut-off Date LTV (%) as the quotient of the (i) Cutoff Balance and (ii) Appraised Value.

With respect to Characteristic 141, we recomputed the Maturity Date LTV (%) as the quotient of the (i) Maturity Balance and (ii) Appraised Value.

With respect to Characteristic 143, we recomputed the Cut-off Date As-Is UW NOI DSCR as the quotient of the (i) As-Is UW NOI and (ii) Annual Debt Service.

With respect to Characteristic 144, we recomputed the Cut-off Date As-Is UW NCF DSCR as the quotient of the (i) As-Is UW NCF and (ii) Annual Debt Service.

With respect to Characteristic 145, we recomputed the Cut-off Date As-Is UW NOI Debt Yield as the quotient of the (i) As-Is UW NOI and (ii) the Cutoff Balance.

With respect to Characteristic 146, we recomputed the Cut-off Date As-Is UW NCF Debt Yield as the quotient of the (i) As-Is UW NCF and (ii) Cutoff Balance.

With respect to Characteristic 252, we recomputed the Servicer Fee as the sum of (i) Master Servicing Fee Rate and (ii) Primary Servicing Fee Rate.

With respect to Characteristic 253, we recomputed the Admin. Fee as the sum of (i) Master Servicing Fee Rate, (ii) Primary Servicing Fee Rate, (iii) Trustee & Paying Agent Fee and (v) CREFC Fee.

With respect to Characteristic 254, we recomputed the Net Mortgage Interest Rate by subtracting the (i) Admin. Fee from (ii) Interest Rate (%).